REVENUE (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue recognized		$ 8,662	$ 10,220	[1]
Variable consideration adjustment (Note 18)		6,437	3,073
Revenue		$ 272,481	$ 203,820	[2],[3]
Gold Production, Sale Location | SOUTH AFRICA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Concentration risk percentage		90.00%	90.00%
Spot Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		$ 265,593	$ 194,626
Streaming Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash payment proceeds	$ 145,000	6,197	4,610
Deferred revenue recognized		8,662	10,220
Variable consideration adjustment (Note 18)		(7,971)	(5,636)
Revenue		$ 6,888	$ 9,193

[1]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.
[2]	Please refer to Note 28 for information on revised prior period comparatives.
[3]	The results of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.